Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015 [1]	Dec. 31, 2014
Loans, allowance for loan losses	$ 3,741	$ 4,223	$ 3,205
Common stock, par value	$ 5	$ 5	$ 5
Common stock, authorized shares	10,000,000	10,000,000	10,000,000
Common stock, outstanding shares	4,774,856	4,774,856	4,817,856

[1]	Derived from Audited December 31, 2015 Financial Statements